Contingent Consideration Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Contingent Consideration Receivable [Abstract]
Schedule of Contingent Consideration Receivable

The following table summarized the movement in the contingent consideration receivable during the years ended December 31, 2021 and 2020.

Total
Balance at December 31, 2019	$164,029
Fair value gain on contingent consideration receivable (1)	9,831
Settlements	(27,158)
Foreign exchange	5,073
Balance at December 31, 2020	151,775
Fair value gain on contingent consideration receivable (1)	11,097
Related party transaction with PGHL	(159,302)
Settlements	(3,045)
Foreign exchange	2,317
Balance at December 31, 2021	$2,842
Current portion of contingent consideration receivable	$2,842
Non-current portion of contingent consideration receivable	$—

(1)
The gain recognized is due to the fair value measurement of the contingent consideration receivable and is recorded in Other (expense) / income, net (Note 20).